PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	$ 253,505
Depreciation	(3,944)	$ (3,943)
Reclamation adjustment	3,548	(4,043)
Property, plant and equipment, ending	254,946	253,505
Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(35,545)	(31,962)
Amortization	(188)	(199)
Depreciation	(3,944)	(3,943)
Disposals	286	443
Reclamation adjustment	50	116
Property, plant and equipment, ending	(39,341)	(35,545)
Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	289,050	286,424
Additions	3,268	7,265
Disposals	(1,529)	(480)
Reclamation adjustment	3,498	(4,159)
Property, plant and equipment, ending	294,287	289,050
Carrying value
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	253,505
Property, plant and equipment, ending	254,946	253,505
Plant and Equipment Owned | Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(35,150)	(31,420)
Amortization	(188)	(199)
Depreciation	(3,804)	(3,797)
Disposals	259	150
Reclamation adjustment	50	116
Property, plant and equipment, ending	(38,833)	(35,150)
Plant and Equipment Owned | Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	108,068	105,683
Additions	1,398	6,731
Disposals	(259)	(187)
Reclamation adjustment	3,498	(4,159)
Property, plant and equipment, ending	112,705	108,068
Plant and Equipment Owned | Carrying value
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	72,918
Property, plant and equipment, ending	73,872	72,918
Plant and Equipment Right of Use | Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(395)	(542)
Amortization	0	0
Depreciation	(140)	(146)
Disposals	27	293
Reclamation adjustment	0	0
Property, plant and equipment, ending	(508)	(395)
Plant and Equipment Right of Use | Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	763	953
Additions	34	103
Disposals	(28)	(293)
Reclamation adjustment	0	0
Property, plant and equipment, ending	769	763
Plant and Equipment Right of Use | Carrying value
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	368
Property, plant and equipment, ending	261	368
Mineral properties | Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	0	0
Amortization	0	0
Depreciation	0	0
Disposals	0	0
Reclamation adjustment	0	0
Property, plant and equipment, ending	0	0
Mineral properties | Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	180,219	179,788
Additions	1,836	431
Disposals	(1,242)	0
Reclamation adjustment	0	0
Property, plant and equipment, ending	180,813	180,219
Mineral properties | Carrying value
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	180,219
Property, plant and equipment, ending	$ 180,813	$ 180,219